Research Funding Agreement - Additional Information (Details) - USD ($)		1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 06, 2018	May 31, 2019	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Research And Development Arrangement Contract To Perform For Others [Line Items]
Grant term			5 years
Grant receivable		$ 1,500,000
Qualifying expenses			$ 300,000
Amounts received for qualifying expenses incurred recorded as other current assets			200,000
Funding Agreement
Research And Development Arrangement Contract To Perform For Others [Line Items]
Qualifying expenses			$ 500,000
Silverstein Foundation | Funding Agreement
Research And Development Arrangement Contract To Perform For Others [Line Items]
Upfront sum of funding amount	$ 500,000
Amounts received for qualifying expenses incurred recorded as other current assets					$ 500,000
National Institute of Health
Research And Development Arrangement Contract To Perform For Others [Line Items]
Grant term		5 years
Grant receivable		$ 1,500,000
Qualifying expenses				$ 41,000
Amounts received for qualifying expenses incurred recorded as other current assets				61,000
National Institute of Health | Funding Agreement
Research And Development Arrangement Contract To Perform For Others [Line Items]
Qualifying expenses				$ 100,000